Segment reporting - Disclosure of selected financial information by segment (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2021	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Construction contract revenues			€ 189,544	€ 179,592		€ 149,419
FCA net revenues						2,704
Pro forma adjustment						(4)
Pro Forma Net revenues						152,119
Net revenues			189,544	179,592	[1]	149,419	[1]
Consolidated profit from continuing operations			18,625	16,779	[1]	13,218	[1]
Tax expense/(benefit)			3,793	2,729	[1]	1,911	[1]
Finance income (cost)			(42)	768	[1]	734	[1]
Operating income/(loss)			22,376	20,276	[1]	15,863	[1]
FCA operating income						80
Add: Pro forma adjustments						96
Pro Forma Operating income/(loss)						16,039
Restructuring costs and other costs, net of reversals			1,161	1,144		873
Collective agreements related costs			428
Currency devaluations			302
Impairment expenses and supplier obligations			201	237		309
Reorganization of financial services			76
Change in estimates of non-contractual warranties				314		732
Reversal of inventory, fair value adjustment			(10)	951		522
Patents litigation			(61)	134
Gains on disposal of equity investments and other assets			(201)
CAFE penalty rate				660
Share of the profit/(loss) of equity method investees			491	264	[1]	737	[1]
Brazilian indirect tax - reversal of liability/recognition of credits						(253)
Other			71	(129)		529
Total Adjustments	€ 11		1,967	3,741		2,712
Adjusted operating income			24,343	24,017		18,564
Pro Forma Adjusted operating income						18,751
Adjusted operating income, as reported				23,323		17,827
Pro Forma Adjusted operating income, as reported						18,011
Collective agreements related costs, including restructuring costs and other costs			671
GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss		€ 126		297
FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				133		3
Brazilian Tax Jurisdiction
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement				76		113
Brazilian Tax Jurisdiction | PSA
Disclosure of operating segments [line items]
Reversal of provision for indirect tax liabilities						166
Brazilian Tax Jurisdiction | Net revenues
Disclosure of operating segments [line items]
Other receivables recognised in Income Statement						87
North America
Disclosure of operating segments [line items]
Construction contract revenues			86,498	85,474		67,706
Pro Forma Net revenues						69,736
Net revenues			86,500	85,475
Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues			66,444	63,226		58,602
Pro Forma Net revenues						59,060
Net revenues			66,598	63,311
Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues			10,560	6,453		5,165
Pro Forma Net revenues						5,201
Net revenues			10,560	6,453
South America
Disclosure of operating segments [line items]
Construction contract revenues			16,148	15,640		10,474
Pro Forma Net revenues						10,681
Net revenues			16,058	15,620
China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues			3,526	4,500		3,924
Pro Forma Net revenues						3,980
Net revenues			3,528	4,505
Maserati
Disclosure of operating segments [line items]
Construction contract revenues			2,335	2,322		2,002
Pro Forma Net revenues						2,021
Net revenues			2,335	2,320
Other activities
Disclosure of operating segments [line items]
Construction contract revenues			4,033	1,977		1,546
Pro Forma Net revenues						2,728
Net revenues			5,211	3,169
Operating segments | North America
Disclosure of operating segments [line items]
Construction contract revenues			86,498	85,474		67,715
FCA net revenues						2,015
Pro forma adjustment						3
Pro Forma Net revenues						69,724
Restructuring costs and other costs, net of reversals			650	56		(4)
Collective agreements related costs			428
Currency devaluations			0
Impairment expenses and supplier obligations			0	99		58
Reorganization of financial services			0
Change in estimates of non-contractual warranties				0		2
Reversal of inventory, fair value adjustment			0	382		401
Patents litigation			(20)	93
Gains on disposal of equity investments and other assets			(65)
CAFE penalty rate				660
Share of the profit/(loss) of equity method investees			(6)	(2)		(14)
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			40	(24)		228
Total Adjustments	0		1,033	1,266		685
Adjusted operating income			13,298	13,987		11,089
Pro Forma Adjusted operating income						11,342
Adjusted operating income, as reported				13,989		11,103
Pro Forma Adjusted operating income, as reported						11,356
Operating segments | North America | Collective-Bargaining Arrangement, United Auto Workers And Unifor
Disclosure of operating segments [line items]
Restructuring costs and other costs, net of reversals			243
Collective agreements related costs			428
Collective agreements related costs, including restructuring costs and other costs			671
Operating segments | North America | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | North America | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		0
Operating segments | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues			66,444	63,226		58,728
FCA net revenues						335
Pro forma adjustment						(7)
Pro Forma Net revenues						58,930
Restructuring costs and other costs, net of reversals			475	1,020		781
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			47	92		233
Reorganization of financial services			0
Change in estimates of non-contractual warranties				294		581
Reversal of inventory, fair value adjustment			(44)	545		89
Patents litigation			(40)	40
Gains on disposal of equity investments and other assets			(40)
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			(139)	(75)		(46)
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			99	(232)		(17)
Total Adjustments	0		497	1,759		1,667
Adjusted operating income			6,519	6,218		5,373
Pro Forma Adjusted operating income						5,324
Adjusted operating income, as reported				6,293		5,419
Pro Forma Adjusted operating income, as reported						5,370
Operating segments | Enlarged Europe | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | Enlarged Europe | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		0
Operating segments | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues			10,560	6,453		5,165
FCA net revenues						36
Pro forma adjustment						0
Pro Forma Net revenues						5,201
Restructuring costs and other costs, net of reversals			0	0		2
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			0	0		6
Reorganization of financial services			0
Change in estimates of non-contractual warranties				14		57
Reversal of inventory, fair value adjustment			30	22		0
Patents litigation			0	0
Gains on disposal of equity investments and other assets			0
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			192	110		118
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			1	(1)		(6)
Total Adjustments	0		31	35		59
Adjusted operating income			2,503	1,188		672
Pro Forma Adjusted operating income						663
Adjusted operating income, as reported				1,078		554
Pro Forma Adjusted operating income, as reported						545
Operating segments | Middle East & Africa | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | Middle East & Africa | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		0
Operating segments | South America
Disclosure of operating segments [line items]
Construction contract revenues			16,148	15,640		10,496
FCA net revenues						189
Pro forma adjustment						0
Pro Forma Net revenues						10,663
Restructuring costs and other costs, net of reversals			14	36		54
Collective agreements related costs			0
Currency devaluations			302
Impairment expenses and supplier obligations			0	45		6
Reorganization of financial services			0
Change in estimates of non-contractual warranties				3		68
Reversal of inventory, fair value adjustment			0	2		13
Patents litigation			(1)	1
Gains on disposal of equity investments and other assets			0
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			16	0		0
Brazilian indirect tax - reversal of liability/recognition of credits						(253)
Other			(43)	62		41
Total Adjustments	0		272	149		(71)
Adjusted operating income			2,369	2,048		873
Pro Forma Adjusted operating income						882
Adjusted operating income, as reported				2,048		873
Pro Forma Adjusted operating income, as reported						882
Operating segments | South America | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | South America | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		0
Operating segments | South America | Net revenues
Disclosure of operating segments [line items]
Currency devaluations			(197)
Operating segments | South America | Cost of sales
Disclosure of operating segments [line items]
Currency devaluations			(147)
Operating segments | South America | Selling, general and administrative expense
Disclosure of operating segments [line items]
Currency devaluations			42
Operating segments | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues			3,526	4,500		3,927
FCA net revenues						51
Pro forma adjustment						0
Pro Forma Net revenues						3,975
Restructuring costs and other costs, net of reversals			1	0		0
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			154	0		0
Reorganization of financial services			0
Change in estimates of non-contractual warranties				3		13
Reversal of inventory, fair value adjustment			4	0		19
Patents litigation			0	0
Gains on disposal of equity investments and other assets			(57)
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			18	(310)		(7)
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			(18)	36		7
Total Adjustments	0		84	336		39
Adjusted operating income			502	641		437
Pro Forma Adjusted operating income						428
Adjusted operating income, as reported				654		444
Pro Forma Adjusted operating income, as reported						442
Operating segments | China and India & Asia Pacific | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				297
Operating segments | China and India & Asia Pacific | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		(7)
Operating segments | Maserati
Disclosure of operating segments [line items]
Construction contract revenues			2,335	2,322		2,003
FCA net revenues						18
Pro forma adjustment						0
Pro Forma Net revenues						2,020
Restructuring costs and other costs, net of reversals			1	2		1
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			0	0		6
Reorganization of financial services			0
Change in estimates of non-contractual warranties				0		11
Reversal of inventory, fair value adjustment			0	0		0
Patents litigation			0	0
Gains on disposal of equity investments and other assets			0
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			0	0		0
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			0	0		2
Total Adjustments	0		1	2		20
Adjusted operating income			141	201		116
Pro Forma Adjusted operating income						103
Adjusted operating income, as reported				201		116
Pro Forma Adjusted operating income, as reported						103
Operating segments | Maserati | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | Maserati | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				0		0
Operating segments | Other activities
Disclosure of operating segments [line items]
Construction contract revenues			4,207	1,953		2,768
FCA net revenues						60
Pro forma adjustment						0
Pro Forma Net revenues						1,606
Restructuring costs and other costs, net of reversals			20	30		39
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			0	0		0
Reorganization of financial services			76
Change in estimates of non-contractual warranties				0		0
Reversal of inventory, fair value adjustment			0	0		0
Patents litigation			0	0
Gains on disposal of equity investments and other assets			(39)
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			410	541		686
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			(15)	27		140
Total Adjustments	0		42	190		179
Adjusted operating income			(322)	179		(27)
Pro Forma Adjusted operating income						(22)
Adjusted operating income, as reported				(495)		(713)
Pro Forma Adjusted operating income, as reported						(718)
Operating segments | Other activities | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Operating segments | Other activities | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				133		10
Unallocated amounts
Disclosure of operating segments [line items]
Construction contract revenues			(174)	24		(1,383)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Construction contract revenues						(1,383)
Pro Forma Net revenues						1,288
Net revenues			1,072	1,285
Elimination of intersegment amounts | North America
Disclosure of operating segments [line items]
Construction contract revenues						9
Pro Forma Net revenues						(12)
Net revenues			(2)	(1)
Elimination of intersegment amounts | Enlarged Europe
Disclosure of operating segments [line items]
Construction contract revenues						126
Pro Forma Net revenues						(130)
Net revenues			(154)	(85)
Elimination of intersegment amounts | Middle East & Africa
Disclosure of operating segments [line items]
Construction contract revenues						0
Pro Forma Net revenues						0
Net revenues			0	0
Elimination of intersegment amounts | South America
Disclosure of operating segments [line items]
Construction contract revenues						22
Pro Forma Net revenues						(18)
Net revenues			90	20
Elimination of intersegment amounts | China and India & Asia Pacific
Disclosure of operating segments [line items]
Construction contract revenues						3
Pro Forma Net revenues						(5)
Net revenues			(2)	(5)
Elimination of intersegment amounts | Maserati
Disclosure of operating segments [line items]
Construction contract revenues						1
Pro Forma Net revenues						(1)
Net revenues			0	2
Elimination of intersegment amounts | Other activities
Disclosure of operating segments [line items]
Construction contract revenues						1,222
Pro Forma Net revenues						(1,122)
Net revenues			(1,004)	(1,216)
Unallocated items & eliminations
Disclosure of operating segments [line items]
Pro Forma Net revenues						1,288
Net revenues			(1,246)	(1,261)
Restructuring costs and other costs, net of reversals			0	0		0
Collective agreements related costs			0
Currency devaluations			0
Impairment expenses and supplier obligations			0	1		0
Reorganization of financial services			0
Change in estimates of non-contractual warranties				0		0
Reversal of inventory, fair value adjustment			0	0		0
Patents litigation			0	0
Gains on disposal of equity investments and other assets			0
CAFE penalty rate				0
Share of the profit/(loss) of equity method investees			0	0		0
Brazilian indirect tax - reversal of liability/recognition of credits						0
Other			7	3		134
Total Adjustments	€ 0		7	4		134
Adjusted operating income			€ (667)	(445)		31
Pro Forma Adjusted operating income						31
Adjusted operating income, as reported				(445)		31
Pro Forma Adjusted operating income, as reported						31
Unallocated items & eliminations | GAC-Stellantis JV
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss				0
Unallocated items & eliminations | FCA
Disclosure of operating segments [line items]
Share of the profit/(loss) of equity method investees				€ 0		€ 0

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information